Statement of Operations	Feb. 28, 2017 USD ($) $ / shares
Income Statement [Abstract]
Revenue
Costs and Expenses:
General and administrative	1,372
Loss from operations before income taxes	(1,372)
Income tax provision
Net Loss	$ (1,372)
Basic and diluted per share amounts:
Basic and diluted net loss per share | $ / shares